Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 257,504	$ 218,148
Financial assets at amortized cost	2,714	4,286
Financial assets at fair value through profit or loss	26,004	2,140
Accounts receivable, net (including related parties)	200,876	236,813
Inventories	152,675	158,746
Income taxes receivable	492	726
Restricted deposit	568,200	503,700
Other receivable from related parties	22	13
Other current assets	56,845	43,471
Total current assets	1,265,332	1,168,043
Financial assets at fair value through profit or loss	26,516	23,554
Financial assets at fair value through other comprehensive income	56,836	28,226
Equity method investments	10,212	8,571
Property, plant and equipment, net	120,031	121,280
Deferred tax assets	22,268	21,193
Goodwill	28,138	28,138
Other intangible assets, net	2,565	636
Restricted deposit	0	31
Refundable deposits	185,247	221,824
Other non-current assets	17,875	18,025
Total non current assets	469,688	471,478
Total assets	1,735,020	1,639,521
Current liabilities:
Short-term unsecured borrowings	140	0
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	568,200	503,700
Accounts payable	138,683	113,203
Income taxes payable	14,357	9,514
Other payable to related parties	364	0
Contract liabilities-current	3,322	10,622
Other current liabilities	68,443	63,595
Total current liabilities	799,509	706,634
Long-term unsecured borrowings	22,500	28,500
Deferred tax liabilities	727	564
Other non-current liabilities	10,145	7,496
Total liabilities	832,881	743,194
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	115,850	115,376
Treasury shares	(9,760)	(5,546)
Accumulated other comprehensive income	36,704	8,621
Retained earnings	643,588	664,600
Equity attributable to owners of Himax Technologies, Inc.	893,392	890,061
Noncontrolling interests	8,747	6,266
Total equity	902,139	896,327
Total liabilities and equity	$ 1,735,020	$ 1,639,521